Insurance - Schedule of Statutory Net Income for Insurance Companies by Type of Insurance (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Health and Life Insurance Company [Member] | Life and Accident and Health Insurance Segment [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	$ 71	$ 11	$ 0
Statutory capital and surplus	215	184
Yosemite Insurance Company [Member] | Property, Liability and Casualty Insurance Product Line [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	11	15	16
Statutory capital and surplus	63	76
Triton Insurance Company [Member] | Property, Liability and Casualty Insurance Product Line [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	14	3	0
Statutory capital and surplus	139	181
Merit Life Insurance Co [Member] | Life and Accident and Health Insurance Segment [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	20	(1)	$ (2)
Statutory capital and surplus	$ 133	$ 123